CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 30,639,000	$ 12,323,000
Short-term investments at fair value	142,582,000	53,164,000
Mortgage loans held for sale at fair value (includes $512,350 and $438,850 pledged to secure mortgage loans sold under agreements to repurchase)	531,004,000	448,384,000
Servicing advances (includes $5,564 and $7,430 pledged to secure note payable)	154,328,000	93,152,000
Derivative assets	21,540,000	27,290,000
Carried Interest due from affiliates	61,142,000	47,723,000
Mortgage servicing rights (includes $224,913 and $19,798 Mortgage servicing rights at fair value; $258,241 and $100,957 pledged to secure note payable; and $138,723 pledged to secure excess servicing spread financing)	483,664,000	108,975,000
Furniture, fixtures, equipment and building improvements, net	9,837,000	5,065,000
Capitalized software, net	764,000	795,000
Deferred tax asset	63,117,000
Loans eligible for repurchase	46,663,000
Other	15,922,000	13,032,000
Total assets	1,584,475,000	832,163,000
LIABILITIES
Mortgage loans sold under agreements to repurchase	471,592,000	393,534,000
Note payable	52,154,000	53,013,000
Derivative liabilities	2,462,000	509,000
Accounts payable and accrued expenses	46,387,000	36,279,000
Liability for loans eligible for repurchase	46,663,000
Liability for losses under representations and warranties	8,123,000	3,504,000
Total liabilities	955,271,000	570,413,000
Commitments and contingencies
STOCKHOLDERS' EQUITY
Additional paid-in capital	153,000,000
Retained earnings	14,400,000
Total stockholders' equity attributable to PennyMac Financial Services, Inc. common stockholders	167,402,000
Members' equity attributable to Private National Mortgage Acceptance Company, LLC		261,750,000
Noncontrolling interest in Private National Mortgage Acceptance Company, LLC	461,802,000
Total stockholders' equity	629,204,000	261,750,000
Total liabilities and stockholders' equity	1,584,475,000	832,163,000
PennyMac
LIABILITIES
Payable under tax receivable agreement	71,056,000
Class A Common Stock
STOCKHOLDERS' EQUITY
Common stock	2,000
Class B Common Stock
STOCKHOLDERS' EQUITY
Common stock
Investment Funds
ASSETS
Carried Interest due from affiliates	61,142,000	47,723,000
Receivable from affiliates	2,915,000	3,672,000
LIABILITIES
Payable to affiliates	36,937,000	36,795,000
PennyMac Mortgage Investment Trust
ASSETS
Investment in affiliates, at fair value	1,722,000	1,897,000
Receivable from affiliates	18,636,000	16,691,000
LIABILITIES
Excess servicing spread financing at fair value payable to affiliate	138,723,000
Payable to affiliates	$ 81,174,000	$ 46,779,000